FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 16. FAIR VALUE MEASUREMENTS

The Company accounts for certain liabilities at fair value and classifies these liabilities with the fair value hierarchy. Our asset retirement obligation liabilities are measured at fair value on a non-recurring basis.

Assets, liabilities, and expenses subject to fair value measurements are as follows:

March 31, 2025	Level 1	Level 2	Level 3	Total
Asset:
Equity facility derivative asset	$—	$—	$1,596	$1,596

Liability:
ARO liabilities	$—	$—	$2,252,996	$2,252,996
Embedded derivative liability	$—	$—	$381,216	$381,216

December 31, 2024	Level 1	Level 2	Level 3	Total
Asset:
Equity facility derivative asset	$—	$—	$16,999	$16,999

Liabilities:
ARO liabilities	$—	$—	$2,198,064	$2,198,064
Embedded derivative liability	$—	$—	$309,181	$309,181

The carrying value of cash and cash equivalents, trade receivables, prepaid and other current assets, due from related parties, accounts payable, accrued liabilities, due to related party, and other current liabilities, as reflected in the consolidated balance sheets, approximate fair value, due to the short-term maturity of these instruments. The carrying value of notes payable approximates their fair value due to immaterial changes in market interest rates.

The equity facility derivative asset and the embedded derivative liability were valued using a Monte Carlo model.

The following table provides quantitative information regarding Level 3 fair value measurements for the embedded derivative liability and equity facility asset at initial measurement at December 6, 2024 and at March 31, 2025.

	Equity Facility	Embedded	Embedded	Equity Facility	Embedded
	Derivative Asset	Derivative Liability	Derivative Liability	Derivative Asset	Derivative Liability
	March 31, 2025	March 31, 2025	January 15, 2025 (Initial Measurement)	December 6, 2024 (Initial Measurement)	December 6, 2024 (Initial Measurement)
Conversion price	$—	$10.00	$10.00	$—	$10.00
Share price	$1.14	$1.14	$3.00	$9.88	$9.88
Volatility	36.0%	32.0%	32.0%	29.0%	28.0%
Probability of default	—	38.72%	41.0%	—	41.0%
Risk-free rate	4.23%	3.95%	4.12%	4.23%	4.08%
Dividend yield	—	—	—	—	—

The following table presents the changes in the fair value of Level 3 embedded derivative liabilities and equity facility derivative asset:

	Embedded	Equity
	Derivative	Facility
	Liabilities	Derivative Asset
Fair value as of January 1, 2025	$309,181	$16,999
Initial fair value as of January 15, 2025	263,012	—
Change in valuation inputs or other assumptions	(190,977)	(15,403)
Fair value as of March 31, 2025	$381,216	$1,596

NOTE 17. FAIR VALUE MEASUREMENTS

The Company accounts for certain liabilities at fair value and classifies these liabilities with the fair value hierarchy. Our asset retirement obligation liabilities are measured at fair value on a non-recurring basis.

Assets, liabilities, and expenses subject to fair value measurements are as follows:

December 31, 2024	Level 1	Level 2	Level 3	Total
Asset:
Equity facility derivative asset	$—	$—	$16,999	$16,999

Liabilities:
ARO liabilities	$—	$—	$2,198,064	$2,198,064
Assignment of interest in certain properties	$—	$—	$166,449	$166,449
Embedded derivative liability	$—	$—	$309,181	$309,181

Expenses:
Stock-based compensation	$—	$—	$6,893,650	$6,893,650

December 31, 2023
Liability:
ARO liabilities	$—	$—	$1,654,968	$1,654,968

Expense:
Stock-based compensation	$—	$—	$2,499,000	$2,499,000

The properties assigned were valued at $166,449, the fair market value on the effective date of the assignment. The Company determined fair market value using various economic parameters including annual cash flows, discounted future net revenues, and return on investment. (See NOTE 9. RELATED PARTY TRANSACTIONS)

For the years ended December 31, 2024 and 2023, the shares issued in the stock-based compensation were valued at the fair market values on the grant date using the share price of common stock sold to investors approximately 30 days from the grant date and the fair market value on the grant date, respectively.

The carrying value of cash and cash equivalents, trade receivable, prepaid and other current assets, due from related parties, accounts payable, accrued liabilities, due to related party, and other current liabilities, as reflected in the consolidated balance sheets, approximate fair value, due to the short-term maturity of these instruments. The carrying value of notes payable approximates their fair value due to immaterial changes in market interest rates.

There was no equity facility derivative asset and no embedded derivative liability as of December 31, 2023.

The equity facility derivative asset and the embedded derivative liability were valued using a Monte Carlo model.

The following table provides quantitative information regarding Level 3 fair value measurements for the embedded derivative as of December 6, 2024.

	Equity Facility	Embedded
	Derivative Asset	Derivative Liability
	December 6, 2024	December 6, 2024
Conversion price	$—	$10.00
Share price	$9.88	$9.88
Volatility	29.0%	28.0%
Probability of default	—	41.0%
Risk-free rate	4.23%	4.08%
Dividend yield	—	—